Notes to the consolidated financial statements - Selling and distribution expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Expenses from share-based payments	€ (3,108)	€ (705)
Selling and distribution expenses
Notes to the consolidated financial statements
Personnel	(2,029)	(1,369)	€ (631)
Maintenance and lease	(35)	(1)	(1)
Amortization and depreciation	(336)	(86)	(98)
Other	(417)	(287)	(3)
Total	(2,817)	(1,743)	(733)
Salary and salary-related expenses	1,791	1,076	370
Expenses from share-based payments	€ 238	€ 293	€ 261